ACCOUNTING POLICIES ACCOUNTING POLICIES (Critical accounting estimates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	11.49%
Inventory write-down	$ 36.2	$ 33.4
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Provisions	768.5	7.0
Allowance for Doubtful Accounts
Disclosure of changes in accounting estimates [line items]
Valuation allowance	$ 16.5	$ 6.0